INVENTORIES	12 Months Ended
Sep. 30, 2022
INVENTORIES
INVENTORIES

5.         INVENTORIES

As of September 30, 2021 and 2022, inventories are comprised of work in progress of RMB13.6 million and RMB 2.1 million, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2021 and 2022. Inventory write-offs for the years ended September 30, 2020, 2021 and 2022 were RMB8.1 million, RMB 7.98 million and RMB -nil-, respectively.